Financial Instruments - Summary of detailed information about hedges (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Notional	$ 2,244.0
Financial assets	677.8	$ 611.1
Financial liabilities	2,408.7	2,401.4
Foreign exchange forward contract [member]
Disclosure of detailed information about hedges [line items]
Financial liabilities	10.5	1.0
Foreign exchange collar contract [member]
Disclosure of detailed information about hedges [line items]
Financial liabilities	4.3	2.8
Hedges of net investment in foreign operations [member] | Foreign exchange forward contract [member]
Disclosure of detailed information about hedges [line items]
Notional	200.0
Financial liabilities	(10.5)
Value of the hedging instrument	(8.8)
Hedges of net investment in foreign operations [member] | Foreign exchange collar contract [member]
Disclosure of detailed information about hedges [line items]
Notional	50.0
Financial liabilities	(4.3)
Value of the hedging instrument	$ (2.2)
Cash flow hedges [member] | Foreign exchange forward contract [member]
Disclosure of detailed information about hedges [line items]
Notional		0.8
Cash flow hedges [member] | Foreign exchange non deliverable forwards [member]
Disclosure of detailed information about hedges [line items]
Notional		49.5
Financial liabilities		(0.1)
Value of the hedging instrument		(0.8)
Foreign exchange non deliverable forwards [member] | Foreign exchange forward contract [member]
Disclosure of detailed information about hedges [line items]
Notional		200.0
Financial assets		5.0
Value of the hedging instrument		3.1
Foreign exchange non deliverable forwards [member] | Foreign exchange collar contract [member]
Disclosure of detailed information about hedges [line items]
Notional		300.0
Financial liabilities		$ (2.8)